Other (Expense) Income, net (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Foreign exchange losses		$ 4	$ (2)	$ (11)	$ (2)
Interest income	$ 2	3	12	1	7
Unrealized gains on equity investments	0	5	7	22	0
Equity in earnings of non-consolidated affiliates			1	2	11
Non-operating pension and postretirement benefit expense	(4)	(4)	(8)	(13)	(19)
Settlement losses			0	(18)	(11)
Other	1	6	3	5	2
Other income, net	$ 18	$ 16	$ 13	$ (12)	$ (12)